SHARE CAPITAL - Schedule of Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARES
Beginning balance (in shares)	34,762,899	37,222,549	36,431,633
Issue of ordinary shares in relation to employee stock purchase plan (Note 12) (in shares)	53,518	31,627
Issue of restricted ordinary share awards (Notes 12, 14) (in shares)	44,086
Issue of restricted ordinary share awards (in shares)	152,286	56,995	33,194
Issue of ordinary shares in exchange of share options exercised (Note 14) (in shares)	48,221	384,493	35,203
Issue of ordinary shares in exchange of warrants' exercise (Note 12) (in shares)		33,782
Issue of ordinary shares as a payment of consideration for OddsJam Acquisition (Note 5) (in shares)	708,178
Issue of ordinary shares as payment of consideration for BonusFinder acquisition (in shares)			1,005,929
Treasury shares acquired (in shares)	(671,998)	(2,966,547)	(283,410)
Ending balance (in shares)	35,097,190	34,762,899	37,222,549